SHARES-BASED AWARDS (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jan. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years	10 years
Number of Options	4,469,725	3,981,178		7,336,862	19,257,865
Shares reserved for future issuance	483,514,731	393,308,644
Vesting on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Vesting percentage	25.00%	25.00%
Vesting ratably each month over the next three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years
Vesting percentage		75.00%
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	5,000,000	5,000,000
Number of Options	0	0		0
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	31,884,190	31,884,190
Number of Options	0	3,981,178		7,336,862
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue			16,616,225
Number of Options	4,469,725
Shares reserved for future issuance			3,981,178
Increase in number of shares reserved for issuance			2,033,333